Pension And Other Employee Benefit Plans (Schedule Of Long-Term Asset Allocation Ranges) (Detail)	12 Months Ended
Dec. 31, 2012
Minimum [Member] | Equities [Member]
Long-term asset allocation	60.00%
Minimum [Member] | Bonds [Member]
Long-term asset allocation	10.00%
Minimum [Member] | Property [Member]
Long-term asset allocation	0.00%
Minimum [Member] | Other [Member]
Long-term asset allocation	0.00%
Maximum [Member] | Equities [Member]
Long-term asset allocation	80.00%
Maximum [Member] | Bonds [Member]
Long-term asset allocation	40.00%
Maximum [Member] | Property [Member]
Long-term asset allocation	10.00%
Maximum [Member] | Other [Member]
Long-term asset allocation	10.00%